Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000272942
Shareholder Report [Line Items]
Fund Name	Breckinridge Municipal Bond Completion Fund
Class Name	Breckinridge Municipal Bond Completion Fund
Trading Symbol	BCAGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about the Breckinridge Municipal Bond Completion Fund (the "Fund") for the period from June 1, 2026 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at https://www.breckinridge.com/strategies/enhanced-intermediate-tax-efficient. You can also request this information by contacting us at 1-833-810-7344.
Additional Information Phone Number	1-833-810-7344
Additional Information Website	https://www.breckinridge.com/strategies/enhanced-intermediate-tax-efficient
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Breckinridge Municipal Bond Completion Fund	$2	0.30%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full semi-annual period, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.30%
AssetsNet	$ 17,707,028
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$17,707,028	39	$-	18%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Municipal Bonds	98.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Kentucky, Public Energy Authority, Ser A-1, RB	5.250%	04/01/54	5.1%
Main Street Natural Gas, Ser A, RB	5.000%	05/01/54	5.1%
Southeast Energy Authority, A Cooperative District, Ser E, RB	5.000%	10/01/30	5.1%
Kentucky, Public Energy Authority, Ser A, RB	5.250%	06/01/55	5.1%
Energy Southeast, A Cooperative District, Ser A, RB	5.000%	11/01/35	5.1%
Southeast Energy Authority, A Cooperative District, Ser H, RB	5.000%	11/01/35	4.2%
Energy Northwest, RB	5.000%	07/01/42	3.5%
City of Houston, Hotel Occupancy Tax & Special Revenue, RB	5.250%	09/01/51	3.3%
Lee County, Industrial Development Authority, RB	5.000%	04/01/65	3.3%
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser B, RB	5.000%	05/01/51	3.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-833-810-7344
Updated Prospectus Web Address	https://www.breckinridge.com/strategies/enhanced-intermediate-tax-efficient